Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Material Accounting Policies [Abstract]
Schedule of Useful Life of Intangible Assets	The useful life of intangible assets is as follows:
Years
Patents	10
Customer relations	3.5 – 10
Order backlog	1
Technology	2 – 4